Deferred income tax liabilities, net	12 Months Ended
Jun. 30, 2021
Deferred income tax liabilities, net
Deferred income tax liabilities, net

25.    Deferred income tax liabilities, net

The following table depicts the changes in deferred tax balances through equity and profit or loss for the periods presented.

	As of June 30,
(in € thousands)	2019	2020	2021
Deferred tax liabilities, net
Beginning of fiscal year	(5,315)	(5,192)	(1,130)
Recognized through equity / other comprehensive income	—	2,318	—
Recognized through profit or loss	123	1,744	(1,178)
End of fiscal year	(5,192)	(1,130)	(2,308)

Mytheresa Group’s deferred tax balance for each of the years presented consist of the following as of June 30:

	2020		2021
	Deferred tax		Deferred tax
(in € thousands)	Assets	Liabilities	Assets	Liabilities
Intangible assets and goodwill	375	(4,333)	331	(4,290)
Property and equipment	—	—	0	0
Inventory	—	(1,722)	0	—
Receivables	—	(175)	262	(78)
Right-of-Use asset, contract asset and other assets	—	(7,335)	56	(4,172)
Lease liabilities, contract liabilities and other liabilities	10,531	(2,209)	3,893	(68)
Shareholder Loans	2,200	—	0	—
Provisions	136	—	197	—
Others	1,400	—	1,560	—
Total Gross	14,643	(15,773)	6,300	(8,608)
Netting	(14,643)	14,643	(6,300)	6,300
Total net	—	(1,130)	—	(2,308)

Deferred tax assets and deferred tax liabilities are offset if the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority and if there is the right to set off current tax assets against current tax liabilities. In the presentation of deferred tax assets and liabilities in the Consolidated Statement of Financial Position, no difference is made between current and non-current.

For all unused interest carryforwards in the amount of €6,349 thousand deferred tax assets have been fully recognized in fiscal 2021.

In fiscal 2020 deferred tax assets have only been recognized for unused interest carryforwards in the amount of €5,644 thousand, no deferred tax assets have been recognized for unused interest carryforwards in the amount of €17,704 thousand.

In fiscal 2019 no deferred tax assets have been recognized for all unused interest carryforwards in the amount of €19,375 thousand.

Additionally, no deferred tax asset has been recognized for unused tax loss carryforwards of €19,014 thousand in fiscal 2021 (2020: €0 thousand; 2019: €9,564 thousand).